PGIM Corporate Bond 5-10 Year ETF Expense Example, No Redemption - PGIM Corporate Bond 5-10 Year ETF - No Share Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	$ 80